MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2019
Marketable Securities [Abstract]
MARKETABLE SECURITIES	MARKETABLE SECURITIES

Our marketable securities are equity securities in Scorpio Bulkers Inc., a dry bulk shipping company listed on the New York Stock Exchange.

(in thousands of $)
Balance at December 31, 2018	12,033
Sales during the year	—
Unrealized gain (loss)	(2,024)
Balance at June 30, 2019	10,009

During the six months ended June 30, 2019, we received approximately $0.1 million in dividends from our investment in Scorpio Bulkers Inc.